SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 26.5%

Federal Home Loan Mortgage Corporation - 3.4%

388,004	3.00	1/1/44	414,663
44,810	4.00	7/1/25	47,048
501,683	5.00	5/1/42	550,090
1,160,224	5.50	8/1/49	1,331,259
48,985	5.82	10/1/37	53,860
259,147	6.50	12/1/34	286,062
149,716	6.88	2/17/31	165,584
34,592	7.00	8/1/27	35,026
386,605	7.00	4/1/28	415,040
2,716,819	7.00	12/1/31	3,045,043
362,126	7.00	2/1/37	398,524
250,679	7.00	4/1/37	297,264
3,721,561	7.00	10/1/37	4,275,452
2,069,527	7.00	10/1/38	2,427,831
19,055	7.38	12/17/24	19,199
42,520	7.50	1/1/31	43,199
246,171	7.50	1/1/32	280,438
192,475	7.50	8/1/32	208,254
5,525	7.95	10/1/25	5,547
14,485	8.00	5/1/31	14,544
51,954	8.00	11/1/36	60,118
84,679	8.00	1/1/37	99,798
71,804	8.50	6/20/27	79,644
15,549	8.50	12/1/29	16,765
66,212	8.50	3/1/31	74,596
12,833	9.00	3/20/27	12,907
31,178	9.00	2/17/31	31,122
21,893	9.00	5/1/31	22,144
849	10.00	7/1/30	853

			14,711,874

Federal National Mortgage Association - 13.9%

3,100,000	2.48	2/1/35	3,224,621
3,100,000	2.68	2/1/35	3,275,875
2,137,598	4.50	4/1/48	2,314,045
1,271,804	5.00	9/1/43	1,459,972
8,868,829	5.00	2/1/49	10,090,803
513,703	5.00	6/1/51	586,194
352,267	5.50	6/1/33	383,777
4,120,062	5.50	12/1/41	4,765,029
2,567,547	5.50	1/1/49	2,947,117
1,490,684	5.50	5/1/49	1,641,436
730,271	5.50	4/1/50	800,945
835,452	5.93	5/1/35	835,124
374,080	6.00	11/1/34	424,245
134,639	6.00	5/1/37	149,067
52,846	6.00	9/1/37	56,885
1,338,539	6.00	4/1/38	1,552,619
401,202	6.00	2/1/40	454,564
3,998,632	6.00	5/1/41	4,627,932
919,320	6.50	2/1/29	1,014,236
126,926	6.50	3/1/29	134,587
2,453,181	6.50	12/1/30	2,740,449
140,634	6.50	6/1/31	156,921
49,069	6.50	8/1/34	54,289
323,498	6.50	11/1/34	357,554
163,853	6.50	1/1/39	176,639
830,647	6.75	6/1/32	957,115
646,532	6.85	6/1/40	730,312

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

805	7.00	3/1/22	806
4,881	7.00	6/1/22	4,897
1,740	7.00	1/1/24	1,745
16,749	7.00	2/1/26	17,695
48,601	7.00	9/1/27	51,807
23,309	7.00	10/1/27	24,905
94,814	7.00	11/1/27	103,063
22,895	7.00	1/1/28	24,514
17,158	7.00	10/1/32	18,564
2,702,115	7.00	12/1/32	3,179,647
79,154	7.00	7/1/33	87,743
82,519	7.00	7/1/34	91,596
10,594	7.00	12/1/37	11,719
3,386,993	7.00	1/1/40	3,884,670
451,081	7.00	9/1/47	475,616
397	7.50	6/1/22	398
3,212	7.50	12/1/22	3,232
90,835	7.50	4/1/32	100,044
124,360	7.50	1/1/34	138,955
2,436,459	7.50	10/1/38	2,820,169
1,043,979	7.50	11/1/38	1,225,201
7,624	7.72	7/20/30	7,725
4,022	7.97	8/20/25	4,068
91,754	8.00	6/1/25	96,690
3,708	8.00	7/20/28	3,753
56,020	8.00	2/1/31	63,202
109,739	8.00	1/1/32	119,570
52,538	8.00	11/1/37	61,431
285,575	8.00	3/1/38	340,591
50,889	8.14	11/15/31	56,777
59,003	8.50	11/1/26	61,486
43,154	8.50	3/1/28	44,071
27,345	8.50	10/1/28	30,065
73,238	8.50	4/1/29	80,175
31,762	8.50	10/1/29	31,877
57,148	8.50	7/1/30	65,399
39,007	8.50	8/1/30	46,129
131,700	8.50	4/1/32	157,955
111,393	8.50	1/1/37	124,546
1,577	9.00	6/15/25	1,597
19,491	9.00	5/15/28	19,736
16,189	9.00	6/1/30	16,442
8,111	9.00	10/1/30	8,706
67,066	9.00	2/1/31	69,551
18,630	9.00	7/1/31	18,695
24,727	9.00	10/1/31	28,102
58,306	9.00	8/1/37	60,981
155,531	9.00	2/1/38	169,741
13,222	9.50	8/1/24	13,327
95,897	9.50	5/1/29	107,542
11,137	9.50	4/1/30	12,106
68,351	9.50	8/1/31	75,519
13,569	10.00	2/1/28	13,579
72,118	10.00	6/1/30	80,398

			60,270,870

Government National Mortgage Association - 8.7%

85,289	4.00	12/15/24	89,195
383,083	4.00	10/20/30	418,186
6,861,490	4.00	8/20/31	7,378,264
668,098	4.00	12/20/31	729,803
525,015	4.25	10/20/31	571,275

DECEMBER 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

328,213	4.25	3/20/37		351,531
1,584,728	4.75	9/20/31		1,755,875
5,817,493	5.00	12/15/45		6,821,917
697,998	5.00	7/20/49		746,200
47,807	5.50	9/15/25		50,084
661,703	5.50	5/15/29		737,243
1,608,888	5.75	2/15/29		1,765,233
583,727	5.75	10/20/31		643,829
365,557	6.00	9/15/33		399,605
241,100	6.00	2/20/47		277,886
2,300,446	6.00	7/20/47		2,638,175
19,195	6.25	12/15/23		19,492
514,129	6.25	4/15/29		563,086
42,580	6.50	11/15/23		43,928
130,098	6.50	4/15/24		134,464
554,029	6.50	2/20/28		609,415
214,191	6.50	2/20/29		228,101
358,207	6.50	7/20/34		416,731
1,935,955	6.50	2/15/35		2,192,614
16,117	6.50	12/20/38		17,268
186,945	6.50	1/20/39		218,633
110,055	6.50	2/20/39		131,485
238,721	6.50	4/20/39		279,726
242,825	6.50	6/20/39		279,314
437,405	6.50	8/20/39		515,729
253,003	6.50	4/20/43		292,131
2,811,749	7.00	8/15/29		3,167,776
2,975,018	7.00	10/15/29		3,355,049
111,911	7.00	10/15/36		117,493

				37,956,736

Small Business Administration - 0.5%

1,300,140	5.33	8/25/36		1,396,020
663,891	5.33	9/25/36		712,971

				2,108,991

Total Mortgage Pass-Through Securities				115,048,471

(cost: $112,803,951)

U.S. Treasury / Federal Agency Securities - 4.3%
U.S. Treasury Notes:

500,000	1.38	11/15/31		494,297
U.S. Treasury Inflation Indexed Bonds:

2,234,792	0.13	1/15/23		2,307,947
15,054,580	0.63	1/15/24		16,021,954

Total U.S. Treasury / Federal Agency Securities				18,824,198

(cost: $18,853,945)

Collateralized Mortgage Obligations - 65.8%

Federal Home Loan Mortgage Corporation - 11.7%
68,759	5.00	2/15/23		69,474
3,121,006	5.00	11/25/50		3,652,638
2,326,855	5.00	11/25/50	[1]	2,695,532
5,884,729	5.50	6/25/51		6,936,673
348,022	5.53	5/15/38	[1]	377,380
1,594,303	6.00	1/15/33		1,825,305
1,588,997	6.00	5/15/36		1,824,274
1,507,179	6.00	9/15/42		1,729,000
16,050	6.25	5/15/29		16,837
36,595	6.50	9/15/23		38,042
17,390	6.50	3/15/24		18,259

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

287,895	6.50	7/15/27		319,942
308,416	6.50	2/15/28		338,674
378,805	6.50	3/15/29		422,510
10,483	6.50	2/15/30		11,640
314,159	6.50	1/15/31		351,619
646,992	6.50	8/15/31		727,748
137,940	6.50	1/15/32		156,560
50,956	6.50	3/15/32		58,220
328,298	6.50	6/25/32		378,090
165,544	6.50	7/15/32		189,126
3,599,432	6.50	5/15/33		4,167,873
712,276	6.50	5/15/35		836,740
382,023	6.50	8/15/39		446,953
742,739	6.50	2/25/43		871,674
446,335	6.50	3/25/43		515,193
602,058	6.50	7/25/43		718,275
545,281	6.50	10/25/43		625,111
2,047,882	6.50	8/15/45		2,408,067
409,254	6.50	2/15/49		458,019
5,288	6.70	9/15/23		5,466
352,031	6.75	3/15/28		392,831
320,995	6.95	3/15/28		356,041
4,059	7.00	10/15/22		4,109
1,171	7.00	11/15/22		1,188
31,245	7.00	3/25/23		31,794
2,614	7.00	4/15/23		2,690
13,181	7.00	7/15/23		13,680
40,239	7.00	1/15/24		42,033
20,557	7.00	3/15/24		21,441
45,775	7.00	8/15/25		49,187
33,762	7.00	9/15/26		36,661
84,912	7.00	6/15/29		95,604
205,669	7.00	8/15/29		233,225
265,822	7.00	10/20/29		302,187
45,900	7.00	1/15/30		52,961
144,950	7.00	10/15/30		169,042
112,105	7.00	7/15/31		129,338
56,577	7.00	4/15/32		63,379
381,006	7.00	5/15/32		445,550
1,953,359	7.00	8/15/41		2,273,041
3,144,318	7.00	2/25/43		3,735,933
574,703	7.00	3/25/43		667,899
805,131	7.00	7/25/43		958,231
611,839	7.00	3/15/49		710,623
2,468	7.50	7/15/22		2,481
21,356	7.50	3/15/23		21,984
97,958	7.50	4/15/23		100,917
27,590	7.50	9/20/26		30,528
138,439	7.50	3/15/28		156,419
233,659	7.50	9/15/29		271,072
75,328	7.50	12/15/29		85,007
133,264	7.50	6/15/30		155,236
208,517	7.50	8/15/30		240,620
278,805	7.50	9/15/30		327,887
73,489	7.50	11/15/30		84,866
2,111,082	7.50	6/15/34		2,550,579
1,231,543	7.50	8/25/42	[1]	1,595,322
711,526	7.50	9/25/43		820,050
101,422	8.00	2/15/23		104,468
11,422	8.00	4/25/24		11,887
81,468	8.00	2/15/27		91,669

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

99,743	8.00	11/20/29		115,033
115,730	8.00	1/15/30		134,700
694	8.25	6/15/22		702
56,188	8.50	3/15/25		61,719
19,035	8.50	3/15/32		22,477

				50,965,205

Federal National Mortgage Association - 17.4%
412,876	1.60	7/25/37	[1]	403,632
439,131	2.94	8/25/43	[1]	460,536
191,445	4.55	6/25/43		207,424
1,782,828	5.00	7/25/40		1,996,327
351,771	5.00	11/25/41		390,874
556,145	5.00	6/25/43		608,162
2,198,751	5.00	11/25/50		2,532,317
2,706,672	5.00	12/25/50		3,156,078
2,050,620	5.20	2/25/42	[1]	2,218,617
1,376,017	5.33	10/25/42	[1]	1,561,300
531,378	5.36	6/25/42		595,618
2,442,373	5.46	12/25/42	[1]	2,650,023
649,343	5.50	9/25/33		726,682
2,960,689	5.50	6/25/40		3,336,430
896,977	5.62	12/25/53	[1]	1,037,456
629,943	5.81	8/25/43		698,588
997,539	6.00	5/25/30		1,112,803
1,730,329	6.00	5/25/36		2,019,572
228,300	6.00	6/25/36		261,079
1,764,682	6.00	11/25/43		1,995,811
829,769	6.00	9/25/46		918,800
1,146,555	6.00	2/25/48		1,296,413
916,179	6.28	8/25/47	[1]	1,026,259
165,247	6.50	8/20/28		179,089
981,026	6.50	1/25/32		1,135,124
150,706	6.50	3/25/32		173,861
234,365	6.50	6/25/32		268,603
198,207	6.50	7/25/36		232,596
57,100	6.50	9/25/36		66,668
1,686,488	6.50	11/25/41		1,903,732
208,086	6.50	3/25/42		232,693
1,009,551	6.50	5/25/42		1,192,421
2,822,516	6.50	7/25/42		3,052,854
243,827	6.50	9/25/42		277,936
570,742	6.50	11/25/42		642,695
516,633	6.50	7/25/44		535,570
211,482	6.50	2/25/45	[1]	246,163
292,725	6.64	9/25/37	[1]	356,254
2,030,278	6.75	6/25/32		2,371,809
442,967	6.75	4/25/37		474,221
51,636	6.85	12/18/27		56,283
311,314	6.89	8/25/37	[1]	340,179
258	7.00	7/25/22		260
2,963	7.00	11/25/22		3,022
2,436	7.00	12/25/22		2,475
4,425	7.00	6/25/23		4,575
179,995	7.00	4/25/24		187,456
108,096	7.00	9/18/27		119,805
1,282,747	7.00	5/25/31		1,354,798
1,029,367	7.00	12/25/33		1,187,543
102,302	7.00	9/25/40		117,726
380,518	7.00	10/25/41		427,197
146,076	7.00	11/25/41		173,846
264,577	7.00	12/25/41		304,802

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

856,082	7.00	7/25/42		1,005,209
1,714,744	7.00	2/25/44		1,983,169
87,371	7.00	8/25/44		102,553
21,094	7.50	8/20/27		23,580
179,939	7.50	10/25/40		198,307
1,255,935	7.50	11/25/40		1,320,893
676,012	7.50	6/19/41	[1]	780,979
1,224,578	7.50	7/25/41		1,433,469
697,607	7.50	8/25/41		790,739
242,681	7.50	11/25/41		289,191
459,261	7.50	1/25/42		536,814
3,089,193	7.50	5/25/42		3,641,303
273,656	7.50	6/25/42		320,722
2,816,255	7.50	8/25/42	[1]	3,408,844
964,213	7.50	2/25/44		1,118,486
443,445	7.50	3/25/44		506,710
658,281	7.50	5/25/44		788,051
41,362	7.50	10/25/44		48,878
3,791,926	7.50	1/25/48		4,507,482
3,114	8.00	7/25/22		3,153
28,092	8.00	7/18/27		31,128
305,149	8.00	7/25/44		346,816
408,182	8.01	11/25/37	[1]	478,763
210,952	8.11	11/25/37	[1]	247,897
36,196	8.34	10/25/42	[1]	43,492
4,484	8.50	1/25/25		4,849
358,594	8.50	6/25/30		424,625
1,109	9.00	8/25/22		1,124
38,272	9.00	11/25/28		43,946
247,776	9.00	6/25/30		298,970
46,283	9.00	10/25/30		55,725
64,809	9.43	6/25/32	[1]	74,855
59,414	9.50	11/25/31		71,263
182,581	9.50	12/25/41		217,614
235,728	10.20	6/25/44	[1]	262,159
826,295	11.25	9/25/42	[1]	1,051,910
12,764	21.40	3/25/39	[1]	19,302

				75,316,027

Government National Mortgage Association - 35.4%
1,571,830	4.73	5/20/51	[1]	1,775,664
1,964,294	4.76	5/20/51	[1]	2,225,598
3,900,104	4.90	8/20/51	[1]	4,421,723
4,798,854	4.94	4/20/51	[1]	5,418,040
2,663,939	4.95	7/20/51	[1]	3,029,557
3,378,242	5.00	12/20/50		3,890,113
21,918,109	5.00	2/20/51		25,389,493
500,000	5.50	9/20/39		576,168
7,592,236	5.50	10/20/50		8,863,063
2,066,010	5.50	11/20/50		2,410,104
3,606,167	5.50	1/20/51		4,287,088
17,126,037	5.50	5/20/51		19,649,187
3,798,616	5.50	6/20/51		4,320,045
12,611,667	5.50	7/20/51		14,535,751
5,872,486	5.50	11/20/51		6,972,721
297,644	5.54	4/20/48	[1]	334,513
4,124,793	5.58	4/20/40	[1]	4,717,724
4,272,114	5.80	3/20/45	[1]	4,866,023
8,954,393	5.85	2/20/51	[1]	10,641,278
736,073	5.92	10/20/40	[1]	847,637
410,167	5.99	11/20/43	[1]	468,776
1,457,418	6.00	11/20/33		1,564,892

DECEMBER 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

434,776	6.00	12/20/35		492,566
273,738	6.00	3/20/42		316,019
371,641	6.00	3/20/48		416,639
2,051,631	6.00	3/20/49		2,265,348
624,421	6.00	5/20/49		684,089
1,669,260	6.13	1/20/39	[1]	1,958,091
308,681	6.43	4/20/37	[1]	337,231
1,517,630	6.47	6/20/41	[1]	1,746,729
1,016,126	6.50	7/20/32		1,014,816
1,011,418	6.50	2/20/37		1,125,033
203,967	6.50	9/16/38		224,806
1,908,717	6.50	8/20/48		2,169,187
850,851	6.50	10/20/48		952,938
1,327,198	6.50	1/20/49		1,471,994
496,930	6.57	7/20/39	[1]	570,900
425,292	6.65	4/20/39	[1]	494,417
756,933	6.85	8/20/40	[1]	871,134
405,355	6.99	6/20/45	[1]	460,757
113,544	7.00	9/16/33		123,326
303,831	7.00	5/20/42		355,893
871,304	7.00	10/20/48		956,992
419,466	7.09	2/20/45	[1]	499,585
860,230	7.10	12/20/38	[1]	995,138
486,651	7.15	12/20/33	[1]	557,534
1,229,647	7.32	8/20/38	[1]	1,427,665

				153,693,985

Vendee Mortgage Trust - 1.3%
967,134	6.04	3/15/25	[1]	1,086,006
702,229	6.50	2/15/24		734,402
1,342,901	6.50	8/15/31		1,479,314
647,246	6.50	10/15/31		748,185
473,115	6.75	2/15/26		519,913
539,585	7.00	3/15/28		588,257
22,935	7.25	9/15/22		23,145
136,419	7.25	9/15/25		148,732
59,405	7.75	5/15/22		59,573
154,487	7.75	9/15/24		164,404
69,836	8.00	2/15/25		74,293
59,420	8.29	12/15/26		65,867

				5,692,091

Total Collateralized Mortgage Obligations				285,667,308

(cost: $283,473,029)

Asset-Backed Securities - 1.3%

Federal Home Loan Mortgage Corporation - 0.2%
352	6.09	9/25/29	[1]	352
679,418	7.16	7/25/29		770,658

				771,010

Federal National Mortgage Association - 0.6%
10,870	1 Mo. Libor + 0.17%, 0.27	11/25/32	[1]	10,660
506,180	4.40	11/25/33	[14]	560,983
302,495	4.59	9/26/33	[14]	322,414
104,093	4.80	10/25/33	[14]	117,212
1,593,619	5.71	2/25/33	[14]	1,826,668
3,256	6.00	5/25/32	[14]	3,508
75,874	6.09	10/25/31	[14]	80,487
3,388	7.80	6/25/26	[1]	3,701

				2,925,633

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Small Business Administration - 0.5%
212,087	5.78	8/1/27	228,028
952,847	5.87	7/1/28	1,029,522
818,427	6.02	8/1/28	891,250

			2,148,800

Total Asset-Backed Securities			5,845,443

(cost: $5,421,872)

Put Options Purchased [19] - 0.2% (cost: $1,631,036)			877,211

Quantity	Name of Issuer		Fair Value ($)

Short-Term Securities - 1.1%
4,846,814	Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%		4,846,814

(cost: $4,846,814)

Total Investments in Securities - 99.2% (cost: $427,030,647)			431,109,445

Other Assets and Liabilities - 0.8%			3,377,163

Total Net Assets - 100.0%			$434,486,608

[1]

Variable rate security. Rate disclosed is as of December 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2021.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2021

Sit U.S. Government Securities Fund (Continued)

[19]	Options outstanding as of December 31, 2021 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	663	121.25	February 2022	StoneX Financial, Inc.	80,388,750	740,792	471,352

5-Year	250	121.50	February 2022	StoneX Financial, Inc.	30,375,000	248,554	212,890

10-Year	650	128.50	February 2022	StoneX Financial, Inc.	83,525,000	641,690	192,969

Total					194,288,750	1,631,036	877,211

A summary of the levels for the Fund’s investments as of December 31, 2021 is as follows:

		Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	115,048,471	—	115,048,471
U.S. Treasury / Federal Agency Securities	—	18,824,198	—	18,824,198
Collateralized Mortgage Obligations	—	285,667,308	—	285,667,308
Asset-Backed Securities	—	5,845,443	—	5,845,443
Put Options Purchased	877,211	—	—	877,211
Short-Term Securities	4,846,814	—	—	4,846,814
Total:	5,724,025	425,385,420	—	431,109,445

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

DECEMBER 31, 2021	5